             MUTUAL FUNDS
             FOR PEOPLE
   [LOGO]    WHO PAY
             TAXES-Registered Trademark-                                 [MONEY]


      SEMIANNUAL REPORT JULY 31, 2000



                                  EATON VANCE
                                   HIGH YIELD
[MAN ON                            MUNICIPALS
 HORSE]                               FUND

                                                  [EATON VANCE
                                                75TH ANNIVERSARY
                                                      LOGO]



[BUILDINGS]

EATON VANCE HIGH YIELD MUNICIPALS FUND as of July 31, 2000
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------

                     INVESTMENT ENVIRONMENT
    [PHOTO]          ----------------------

                     The Economy

                     -  Gross domestic product grew by 4.8% in the first quarter of 2000 and 5.2% in the second quarter, according to
                        adjusted figures. Despite the strong economic results,
Thomas M. Metzold       inflation remained subdued as businesses continued to
Portfolio Manager       register gains in productivity.

- At its Open Market Committee meeting in May, the Federal Reserve raised the target rate for its Federal Funds rate -- a key barometer of short-term interest rates by 50 basis points (.50%). That move marked the sixth increase since June 1999, for a total of 175 basis points (1.75%).

- Following a period of rising interest rates and difficulties for key issuers like health care and basic industries, the municipal bond market mounted a modest recovery in the first half of 2000. The Lehman Brothers Municipal Bond Index rose 6.40% for the six months ended July 31, 2000.(1)

The Fund
--------------------------------------------------------------------------------
Management Discussion

- In a rising interest rate environment, management maintained a relatively long duration. If the Federal Reserve is near the end of its rate hike cycle, the Portfolio could be well-positioned in the event of a sustained bond rally.

- The Portfolio maintained an exposure to the rebounding steel sector among its industrial development revenue bond holdings. Industry cost cutting has made domestic steel companies increasingly competitive with foreign imports.

- Within the hospital sector, the Portfolio focused on well-regarded, financially sound institutions. The Portfolio's investments included a non-rated issue for Georgia Baptist Hospital of Atlanta, which provides acute care and speciality care for the residents of Forsyth County.

   Performance for the Past Six Months

- During the six months ended July 31, 2000, the Fund's Class A shares had a total return of 3.54%.(2) This return resulted from an increase in net asset value (NAV) to $9.81 per share on July 31, 2000 from $9.79 on January 31, 2000, and the reinvestment of $0.321 in tax-free income.(3)

- The Fund's Class B shares had a total return of 3.06% during the same period,(2) the result of an increase in NAV to $9.77 per share from $9.75 per share, and the reinvestment of $0.274 in tax-free income.(3)

- The Fund's Class C shares had a total return of 3.15% during the same period,(2) the result of an increase in NAV to $9.06 per share from $9.03 per share, and the reinvestment of $0.251 in tax-free income.(3)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000 of $9.81 per share for Class A, $9.77 per share for Class B and $9.06 for Class C, the distribution rates were 6.57%, 5.68% and 5.57%, respectively.(4) The distribution rates of Class A, Class B and Class C are equivalent to taxable rates of 10.88%,9.40% and 9.22%, respectively.(5)

- The SEC 30-day yields for Class A, Class B and Class C share at July 31 were 6.82%, 6.41% and 6.34%, respectively.(6) The SEC 30-day yields of Class A, Class B and Class C are equivalent to taxable yields of 11.29%, 10.61% and 10.50%, respectively.(5)


        FUND OVERVIEW(7)
        ---------------------------------------
        Number of Issues                    141
        Average Maturity              23.8 Yrs.
        Average Rating                      BB+
        Average Call                   8.4 Yrs.
        Average Dollar Price             $90.20

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FUND INFORMATION
as of July 31, 2000

Performance(8)                                     Class A     Class B     Class C
Average Annual Total Returns (at net asset value)
One Year                                            -3.76%      -4.53%      -4.48%
Life of Fund+                                        6.03        5.14        2.04

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                                            -8.31%      -9.04%      -5.38%
Life of Fund+                                        5.00        4.82        2.04

+Inception Dates - Class A: 8/7/95; Class B: 8/7/95; Class C: 6/18/97


RATING DISTRIBUTION(7) By total investments

[PIE CHART]


1() It is not possible to invest directly in an Index. (2) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B and Class C shares. (3) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. Income may be subject to state tax.
(4) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent rates assume maximum 39.60% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (6) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) Fund Overview and Rating Distribution are subject to change. (8) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 1-year SEC return for Class C includes 1% CDSC.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JULY 31, 2000
Assets
------------------------------------------------------
Investment in High Yield Municipals
   Portfolio, at value
   (identified cost, $358,453,578)        $326,942,969
Receivable for Fund shares sold              1,283,673
------------------------------------------------------
TOTAL ASSETS                              $328,226,642
------------------------------------------------------

Liabilities
------------------------------------------------------
Dividends payable                         $  1,068,060
Payable for Fund shares redeemed               747,498
Accrued expenses                               105,633
------------------------------------------------------
TOTAL LIABILITIES                         $  1,921,191
------------------------------------------------------
NET ASSETS                                $326,305,451
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $365,920,720
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (7,353,461)
Accumulated distributions in excess of
   net investment income                      (751,199)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (31,510,609)
------------------------------------------------------
TOTAL                                     $326,305,451
------------------------------------------------------

Class A Shares
------------------------------------------------------
NET ASSETS                                $113,051,665
SHARES OUTSTANDING                          11,524,346
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.81
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $9.81)       $      10.30
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $197,316,294
SHARES OUTSTANDING                          20,195,118
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.77
------------------------------------------------------

Class C Shares
------------------------------------------------------
NET ASSETS                                $ 15,937,492
SHARES OUTSTANDING                           1,759,633
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.06
------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JULY 31, 2000
Investment Income
-----------------------------------------------------
Interest allocated from Portfolio         $12,445,720
Expenses allocated from Portfolio          (1,177,322)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $11,268,398
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees fees and expenses                $     2,179
Distribution and service fees
   Class A                                     90,283
   Class B                                    965,801
   Class C                                     81,020
Transfer and dividend disbursing agent
   fees                                       146,682
Registration fees                              45,936
Amortization of organization expenses          18,416
Printing and postage                           17,616
Custodian fee                                  16,197
Legal and accounting services                  14,706
Miscellaneous                                   8,081
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,406,917
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 9,861,481
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,994,640)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,994,640)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 3,543,134
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 3,543,134
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   548,494
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $10,409,975
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JULY 31, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       JANUARY 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment income                  $      9,861,481  $     21,262,983
   Net realized loss                            (2,994,640)       (2,693,860)
   Net change in unrealized
      appreciation (depreciation)                3,543,134       (54,966,051)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     10,409,975  $    (36,396,928)
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (3,689,463) $     (7,866,145)
      Class B                                   (5,620,554)      (12,139,741)
      Class C                                     (452,786)       (1,250,912)
   In excess of net investment income
      Class A                                           --           (63,815)
      Class B                                           --           (18,596)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (9,762,803) $    (21,339,209)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     11,312,437  $     45,591,473
      Class B                                   11,001,494        54,465,067
      Class C                                    2,809,536        13,119,026
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    1,003,131         3,299,679
      Class B                                    1,639,069         4,079,737
      Class C                                      251,974           788,006
   Cost of shares redeemed
      Class A                                  (14,042,966)      (43,081,449)
      Class B                                  (20,123,101)      (57,070,198)
      Class C                                   (4,850,619)      (17,217,692)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $    (10,999,045) $      3,973,649
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (10,351,873) $    (53,762,488)
----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JULY 31, 2000     YEAR ENDED
NET ASSETS                                (UNAUDITED)       JANUARY 31, 2000
----------------------------------------------------------------------------
At beginning of period                    $    336,657,324  $    390,419,812
----------------------------------------------------------------------------
AT END OF PERIOD                          $    326,305,451  $    336,657,324
----------------------------------------------------------------------------
Accumulated distributions in
  excess of net investment income
  included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $       (751,199) $       (849,877)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   CLASS A
                                  ------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED JANUARY 31,
                                  JULY 31, 2000       ----------------------
                                  (UNAUDITED)           2000        1999(1)
----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.790        $ 11.380     $ 11.570
----------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------
Net investment income                 $  0.321        $  0.640     $  0.647
Net realized and unrealized
   gain (loss)                           0.020          (1.585)      (0.176)
----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.341        $ (0.945)    $  0.471
----------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------
From net investment income            $ (0.321)       $ (0.640)    $ (0.647)
In excess of net investment
   income                                   --          (0.005)      (0.014)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.321)       $ (0.645)    $ (0.661)
----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.810        $  9.790     $ 11.380
----------------------------------------------------------------------------

TOTAL RETURN(2)                           3.54%          (8.62)%       4.16%
----------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $113,052        $114,610     $128,347
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.04%(4)        1.01%        0.95%
   Expenses after custodian
      fee reduction(3)                    1.04%(4)        1.00%        0.94%
   Net investment income                  6.61%(4)        5.95%        5.60%
Portfolio Turnover of the
   Portfolio                                 6%             58%          25%
----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS B
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2000       --------------------------------------------------------
                                  (UNAUDITED)           2000      1999(1)       1998        1997      1996(2)
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.750        $11.330     $11.520     $10.620     $10.650     $10.000
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.279        $0.554      $0.554      $0.594      $0.626      $ 0.299
Net realized and unrealized
   gain (loss)                           0.017        (1.579)     (0.167)     0.916       (0.026)       0.657
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.296        $(1.025 )   $0.387      $1.510      $0.600      $ 0.956
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.276)       $(0.554 )   $(0.554 )   $(0.594 )   $(0.626 )   $(0.299)
In excess of net investment
   income                                   --        (0.001)     (0.023)     (0.016)     (0.003)      (0.007)
From net realized gain                      --           --          --          --       (0.001)          --
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.276)       $(0.555 )   $(0.577 )   $(0.610 )   $(0.630 )   $(0.306)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.770        $9.750      $11.330     $11.520     $10.620     $10.650
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.06%       (9.32)%      3.44%      14.67%       5.90%         9.40%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $197,316        $204,348    $237,497    $191,706    $123,024    $43,520
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.87%(5)     1.77%       1.72%       1.76%       1.36%         0.88%(5)
   Expenses after custodian
      fee reduction(4)                    1.87%(5)     1.76%       1.71%       1.74%       1.32%         0.88%(5)
   Net investment income                  5.78%(5)     5.18%       4.83%       5.36%       5.91%         5.86%(5)
Portfolio Turnover of the
   Portfolio                                 6%          58%         25%          8%         41%           32%
--------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                                                             1.73%         1.77%(5)
   Expenses after custodian
      fee reduction(4)                                                                     1.69%         1.77%(5)
   Net investment income                                                                   5.54%         4.97%(5)
Net investment income per
   share                                                                                  $0.587      $ 0.254
--------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, August 7, 1995, to January 31, 1996.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   CLASS C
                                  ------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED JANUARY 31,
                                  JULY 31, 2000       ----------------------
                                  (UNAUDITED)           2000        1999(1)
----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.030         $10.490      $10.680
----------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------
Net investment income                  $ 0.256         $ 0.505      $ 0.506
Net realized and unrealized
   gain (loss)                           0.025          (1.460)      (0.169)
----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.281         $(0.955)     $ 0.337
----------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------
From net investment income             $(0.251)        $(0.505)     $(0.506)
In excess of net investment
   income                                   --              --       (0.021)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.251)        $(0.505)     $(0.527)
----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.060         $ 9.030      $10.490
----------------------------------------------------------------------------

TOTAL RETURN(2)                           3.15%          (9.38)%       3.22%
----------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $15,937         $17,699      $24,576
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.88%(4)        1.84%        1.79%
   Expenses after custodian
      fee reduction(3)                    1.88%(4)        1.83%        1.78%
   Net investment income                  5.76%(4)        5.09%        4.73%
Portfolio Turnover of the
   Portfolio                                 6%             58%          25%
----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance High Yield Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each classes' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Yield Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at July 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable (if any) and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $4,114,673, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through a Fund Reorganization and may be subject to certain limitations. Such capital loss carryover will expire January 31, 2008 ($2,693,858) and January 31, 2006 ($1,420,815). Dividends
   paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years and are fully amortized at July 31, 2000.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade-date basis.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 H Interim Financial Statements -- The interim financial statements relating to
   July 31, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JULY 31, 2000     YEAR ENDED
    CLASS A                                   (UNAUDITED)       JANUARY 31, 2000
    ----------------------------------------------------------------------------
    Sales                                            1,153,565         4,219,333
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       102,534           308,513
    Redemptions                                     (1,435,930)       (4,101,777)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (179,831)          426,069
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JULY 31, 2000     YEAR ENDED
    CLASS B                                   (UNAUDITED)       JANUARY 31, 2000
    ----------------------------------------------------------------------------
    Sales                                            1,131,168         5,062,706
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       168,414           381,157
    Redemptions                                     (2,062,790)       (5,455,288)
    ----------------------------------------------------------------------------
    NET DECREASE                                      (763,208)          (11,425)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JULY 31, 2000     YEAR ENDED
    CLASS C                                   (UNAUDITED)       JANUARY 31, 2000
    ----------------------------------------------------------------------------
    Sales                                              311,827         1,306,680
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        27,896            79,526
    Redemptions                                       (539,196)       (1,768,824)
    ----------------------------------------------------------------------------
    NET DECREASE                                      (199,473)         (382,618)
    ----------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment advisor fee earned by BMR. Certain officers and Trustees of the Fund and of the Portfolio are officers of EVM and BMR. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $12,963 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2000.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B Shares (Class B Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $739,855 and $60,765 for Class B and Class C shares, respectively, to or payable to EVD for the year ended July 31, 2000, representing 0.75% (annualized) and 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At July 31, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $8,810,000 and $2,325,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers in amounts equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months July 31, 2000 amounted to $90,283, $225,946, and $20,255 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $503,000 and $5,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended July 31, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended July 31, 2000 aggregated $24,100,508 and $47,767,592, respectively.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.7%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 5.4%
------------------------------------------------------------------------
    $ 2,500       Arizona Health Facilities Authority,      $  2,168,475
                  (Care Institute, Inc. - Mesa),
                  7.625%, 1/1/26
      1,000       Chester, PA, IDA, (Senior Life-Choice of     1,066,240
                  Kimberton), (AMT), 8.50%, 9/1/25
      1,970       Chester, PA, IDA, (Senior Life-Choice of     2,030,873
                  Paoli, L.P.), (AMT), 8.05%, 1/1/24
      1,585       Delaware PA, IDA, (Glen Riddle), (AMT),      1,700,467
                  8.625%, 9/1/25
      1,000       Glen Cove, NY, IDA, (The Regency at Glen       310,120
                  Cove), 0.00%, 1/1/13
      1,000       Glen Cove, NY, IDA, (The Regency at Glen       294,750
                  Cove), 0.00%, 7/1/13
      1,000       Glen Cove, NY, IDA, (The Regency at Glen       280,060
                  Cove), 0.00%, 1/1/14
      1,000       Glen Cove, NY, IDA, (The Regency at Glen       266,300
                  Cove), 0.00%, 7/1/14
      1,000       Glen Cove, NY, IDA, (The Regency at Glen       253,070
                  Cove), 0.00%, 1/1/15
      1,000       Glen Cove, NY, IDA, (The Regency at Glen       240,570
                  Cove), 0.00%, 7/1/15
      1,000       Glen Cove, NY, IDA, (The Regency at Glen       228,680
                  Cove), 0.00%, 1/1/16
      1,000       Glen Cove, NY, IDA, (The Regency at Glen       217,340
                  Cove), 0.00%, 7/1/16
      1,000       Glen Cove, NY, IDA, (The Regency at Glen       206,480
                  Cove), 0.00%, 1/1/17
      1,000       Glen Cove, NY, IDA, (The Regency at Glen       196,290
                  Cove), 0.00%, 7/1/17
      1,000       Glen Cove, NY, IDA, (The Regency at Glen       186,570
                  Cove), 0.00%, 1/1/18
      1,000       Glen Cove, NY, IDA, (The Regency at Glen       177,310
                  Cove), 0.00%, 7/1/18
      1,000       Glen Cove, NY, IDA, (The Regency at Glen       168,560
                  Cove), 0.00%, 1/1/19
      1,000       Glen Cove, NY, IDA, (The Regency at Glen       160,210
                  Cove), 0.00%, 7/1/19
      3,740       Illinois Development Finance Authority,      3,848,759
                  (Care Institute, Inc.), 7.80%, 6/1/25
      3,500       New Jersey EDA, (Chelsea at East             3,602,760
                  Brunswick), (AMT), 8.25%, 10/1/20
------------------------------------------------------------------------
                                                            $ 17,603,884
------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 4.6%
------------------------------------------------------------------------
    $ 7,000       Maryland Energy Cogeneration, (AES        $  7,122,500
                  Warrior Run), (AMT), 7.40%, 9/1/19
      3,500       Palm Beach County, FL, (Okeelanta            1,890,000
                  Power), (AMT), 6.85%, 2/15/21(1)
      4,000       Palm Beach County, FL, (Osceola Power),      2,130,000
                  (AMT), 6.95%, 1/1/22(1)
      1,000       Pennsylvania EDA, (Northampton                 996,620
                  Generating), Junior Liens, (AMT),
                  6.875%, 1/1/11
        560       Robbins, IL, Resource Recovery, (AMT),         262,466
                  0.00%, 10/15/09
        279       Robbins, IL, Resource Recovery, (AMT),         268,511
                  7.25%, 10/15/09
      1,206       Robbins, IL, Resource Recovery, (AMT),       1,130,803
                  7.25%, 10/15/24
      1,797       Robbins, IL, Resource Recovery, (AMT),         797,812
                  8.375%, 10/15/16(1)
        703       Robbins, IL, Resource Recovery, (AMT),         312,187
                  8.375%, 10/15/16(1)
------------------------------------------------------------------------
                                                            $ 14,910,899
------------------------------------------------------------------------
Education -- 0.6%
------------------------------------------------------------------------
    $ 2,000       New Hampshire HEFA, (Colby-Sawyer         $  2,080,600
                  College), 7.50%, 6/1/26
------------------------------------------------------------------------
                                                            $  2,080,600
------------------------------------------------------------------------
Electric Utilities -- 3.7%
------------------------------------------------------------------------
    $ 1,250       Connecticut Development Authority,        $  1,050,350
                  (Connecticut Light and Power), Variable
                  Rate, 9/1/28(2)(3)
      2,500       Connecticut Development Authority,           2,100,700
                  (Western Mass Electric), Variable Rate,
                  9/1/28(2)(3)
      3,500       Intermountain Power Agency, UT,              3,552,500
                  Variable Rate, 7/1/11(2)
      4,000       Salt River, AZ, Agricultural Improvement     3,280,960
                  and Power District Electric, Residual
                  Certificates, Variable Rate,
                  1/1/25(2)(3)
      2,000       Southern California Public Power             2,125,000
                  Authority, Variable Rate, 7/1/12(2)
------------------------------------------------------------------------
                                                            $ 12,109,510
------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.0%
------------------------------------------------------------------------
    $11,195       Colorado HFA, (Liberty Heights),          $  2,846,665
                  Escrowed to Maturity, 0.00%, 7/15/22
     10,000       Dawson Ridge, CO, Metropolitan District      2,215,900
                  #1, Escrowed to Maturity,
                  0.00%, 10/1/22

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
------------------------------------------------------------------------
    $ 3,500       Dawson Ridge, CO, Metropolitan District   $    775,565
                  #1, Escrowed to Maturity, 0.00%, 10/1/22
      3,295       Illinois Development Finance Authority,        688,194
                  (Regency Park), Escrowed to Maturity,
                  0.00%, 7/15/25
------------------------------------------------------------------------
                                                            $  6,526,324
------------------------------------------------------------------------
General Obligations -- 1.7%
------------------------------------------------------------------------
    $ 2,290       Bell Mountain Ranch, CO, Metropolitan     $  2,103,113
                  District, 6.625%, 11/15/25
      3,450       Bell Mountain Ranch, CO, Metropolitan        3,437,131
                  District, 7.375%, 11/15/19
------------------------------------------------------------------------
                                                            $  5,540,244
------------------------------------------------------------------------
Health Care-Miscellaneous -- 7.0%
------------------------------------------------------------------------
    $ 2,845       Illinois Development Finance Authority,   $  2,375,888
                  (Community Rehabilitation Providers),
                  5.60%, 7/1/19
      3,500       Osceola County, FL, IDA, Community           3,578,190
                  Pooled Loan-93, 7.75%, 7/1/17
      2,535       Tax Revenue Exempt Securities Trust,         2,540,397
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 6.75%, 12/1/36
      1,307       Tax Revenue Exempt Securities Trust,         1,329,254
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.00%, 12/1/36
      1,081       Tax Revenue Exempt Securities Trust,         1,099,383
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.00%, 12/1/36
      2,358       Tax Revenue Exempt Securities Trust,         2,412,686
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.75%, 12/1/36
      1,983       Tax Revenue Exempt Securities Trust,         2,048,854
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.90%, 12/1/36
        372       Tax Revenue Exempt Securities Trust,           389,839
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.25%, 12/1/36
        845       Tax Revenue Exempt Securities Trust,           888,090
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.375%, 12/1/36
      2,341       Tax Revenue Exempt Securities Trust,         2,454,301
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.50%, 12/1/36
        983       Tax Revenue Exempt Securities Trust,         1,051,824
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.70%, 12/1/36
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Health Care-Miscellaneous (continued)
------------------------------------------------------------------------
    $ 1,965       Tax Revenue Exempt Securities Trust,      $  2,109,191
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.81%, 12/1/36
        590       Tax Revenue Exempt Securities Trust,           631,041
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.875%, 12/1/36
------------------------------------------------------------------------
                                                            $ 22,908,938
------------------------------------------------------------------------
Hospital -- 9.5%
------------------------------------------------------------------------
    $ 2,500       California Health Facilities Financing    $  2,622,225
                  Authority, (Cedars-Sinai Medical
                  Center), Variable Rate, 12/1/34(2)(3)
      2,250       Chautauqua County, NY, IDA, (Women's         1,942,785
                  Christian Association), 6.40%, 11/15/29
     10,000       Colorado Health Facilities Authority,        9,314,100
                  (Rocky Mountain Adventist),
                  6.625%, 2/1/22
      3,685       Forsyth County, GA, Hospital Authority,      3,216,747
                  (Georgia Baptist Health Care System),
                  6.25%, 10/1/18
      3,700       Forsyth County, GA, Hospital Authority,      3,166,645
                  (Georgia Baptist Health Care System),
                  6.375%, 10/1/28
      2,500       Hidalgo County, TX, Health Services          2,414,875
                  Corp., (Mission Hospital, Inc.),
                  6.875%, 8/15/26(4)
        400       Monroeville, PA, Hospital Authority,           379,632
                  (Forbes Health System), 5.75%, 10/1/05
      1,000       Monroeville, PA, Hospital Authority,           800,000
                  (Forbes Health System), 6.25%, 10/1/15
      2,000       New Hampshire HEFA, (Littleton Hospital      1,579,360
                  Assn.), 6.00%, 5/1/28
      2,205       Philadelphia, PA, HEFA, (Graduate Health       766,237
                  System), 6.625%, 7/1/21(1)
      3,170       Philadelphia, PA, HEFA, (Graduate Health     1,101,575
                  System), 7.00%, 7/1/05(1)
        875       Prince George's County, MD, (Greater           306,250
                  Southeast Healthcare System),
                  6.375%, 1/1/13(1)
      5,900       Prince George's County, MD, (Greater         2,065,000
                  Southeast Healthcare System),
                  6.375%, 1/1/23(1)
      1,785       San Gorgonio, CA, (Memorial Health Care      1,471,911
                  District), 5.75%, 5/1/20
------------------------------------------------------------------------
                                                            $ 31,147,342
------------------------------------------------------------------------
Housing -- 8.1%
------------------------------------------------------------------------
    $ 1,465       Atlanta, GA, Urban Residential Finance    $  1,423,467
                  Authority, (New Community John Hope
                  Project), 7.25%, 6/1/07
      2,395       Cuyahoga County, (Rolling Hills Apts.),      2,295,105
                  (AMT), 8.00%, 1/1/28

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------
    $ 1,900       Jefferson County, MO, IDA, Multifamily,   $  1,873,495
                  (Riverview Bend Apartments), (AMT),
                  6.75%, 11/1/29
        500       Jefferson County, MO, IDA, Multifamily,        493,270
                  (Riverview Bend Apartments), (AMT),
                  7.125%, 11/1/29
      3,680       Lucas County, OH, (Country Creek),           3,448,197
                  (AMT), 8.00%, 7/1/26
      4,250       Maricopa County, AZ, IDA, (National          3,960,490
                  Health Facilities II), 6.375%, 1/1/19
      1,500       Maricopa County, AZ, IDA, (National          1,384,725
                  Health Facilities II), 6.625%, 7/1/33
      2,400       Maricopa County, AZ, IDA, (National          2,154,216
                  Health Facilities II), 8.00%, 1/1/34
      5,000       Muni Mae Tax Revenue Exempt Bond, (AMT),     4,966,850
                  Variable Rate, 6/30/09
      1,500       Oregon Health Authority, (Trillium           1,384,320
                  Affordable Housing), (AMT),
                  6.75%, 2/15/29
      3,400       Oregon Health Authority, (Trillium           3,137,792
                  Affordable Housing), (AMT),
                  6.75%, 8/15/29
------------------------------------------------------------------------
                                                            $ 26,521,927
------------------------------------------------------------------------
Industrial Development Revenue -- 20.5%
------------------------------------------------------------------------
    $ 2,440       Abia Development Corp., TX, (Austin       $  2,209,347
                  Cargoport Development), (AMT),
                  6.50%, 10/1/24
      2,815       Abia Development Corp., TX, (Austin          3,081,806
                  Cargoport Development), (AMT),
                  9.25%, 10/1/21
      2,000       Camden County, NJ, (Holt Hauling),           1,983,220
                  (AMT), 9.875%, 1/1/21
      3,900       Carbon County, UT, (Laidlaw                  3,558,672
                  Environmental Services Inc.), (AMT),
                  7.45%, 7/1/17
      4,000       Charleston County, SC, IDA, (Zeigler         2,200,000
                  Coal Holding), 6.95%, 8/10/28
      5,000       Clark County, NV, (Nevada Power), (AMT),     3,771,000
                  Variable Rate, 10/1/30
      1,390       Florence County, SC, (Stone Container        1,392,349
                  Co.), 7.375%, 2/1/07
      2,700       Hancock County, KY, (Southwire Co.),         2,766,123
                  (AMT), 7.75%, 7/1/26
      4,000       Hardeman County, TN, (Correctional           4,117,240
                  Facilities Corp.), 7.75%, 8/1/17
      3,715       Iowa Finance Authority, (Southbridge         3,673,578
                  Mall), 6.375%, 12/1/13
      3,880       Kansas City, MO, IDA, (Airline Cargo         4,124,828
                  Facilities), (AMT), 8.50%, 1/1/17
      2,970       Kimball, NE, EDA, (Clean Harbors Inc.),      3,062,189
                  (AMT), 10.75%, 9/1/26
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
    $ 2,730       Maryland EDA, (AFCO Cargo), (AMT),        $  2,456,154
                  6.50%, 7/1/24
      1,700       Michigan Strategic Fund, (Crown Paper),      1,160,250
                  (AMT), 6.50%, 8/1/21
      1,095       New Albany, IN, IDA, K-Mart Co.,             1,127,193
                  7.40%, 6/1/06
      2,750       New Hampshire Business Finance               1,890,625
                  Authority, (Crown Paper Co.), (AMT),
                  7.875%, 7/1/26
      3,500       New Jersey EDA, (Continental Airlines),      3,199,385
                  (AMT), 6.25%, 9/15/29
      2,500       New Jersey EDA, (Continental Airlines),      2,053,225
                  (AMT), Variable Rate, 9/15/29
        500       New Jersey EDA, (Holt Hauling),                489,050
                  8.95%, 12/15/18
      4,000       New Jersey EDA, (Holt Hauling), (AMT),       3,886,480
                  7.90%, 3/1/27
      4,000       Ohio Solid Waste Revenue, (Republic            800,000
                  Engineered Steels), (AMT),
                  9.00%, 6/1/21
      2,000       Perry County, KY, TJ International Inc.,     1,971,960
                  (AMT), 6.55%, 4/15/27
        500       Philadelphia, PA, IDA, (Refrigerated           488,980
                  Enterprises), (AMT), 9.05%, 12/1/19
      3,500       Riverdale Village, IL, (ACME Metals,         2,800,000
                  Inc.), (AMT), 7.90%, 4/1/24
      3,345       Riverdale Village, IL, (ACME Metals,         2,676,000
                  Inc.), (AMT), 7.95%, 4/1/25
      3,091       Santa Fe, NM, (1st Interstate Plaza),        3,181,262
                  8.00%, 7/1/13
      3,000       Skowhegan, ME, (S.D. Warren Co.), (AMT),     2,906,910
                  6.65%, 10/15/15
------------------------------------------------------------------------
                                                            $ 67,027,826
------------------------------------------------------------------------
Insured-Hospital -- 0.7%
------------------------------------------------------------------------
    $ 2,415       California Statewide Communities          $  2,474,699
                  Development Authority, (Sutter Health)
                  Residual Certificates, (FSA), Variable
                  Rate, 8/15/27(3)(5)
------------------------------------------------------------------------
                                                            $  2,474,699
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.4%
------------------------------------------------------------------------
    $ 1,500       San Mateo County, CA, Joint Powers        $  1,261,530
                  Financing Authority, (FSA), Variable
                  Rate, 7/15/29(2)(3)
------------------------------------------------------------------------
                                                            $  1,261,530
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.5%
------------------------------------------------------------------------
    $ 7,000       Pennsylvania Turnpike Commission Oil      $  5,046,860
                  Franchise, (AMBAC), Variable Rate,
                  12/1/27(2)(3)
------------------------------------------------------------------------
                                                            $  5,046,860
------------------------------------------------------------------------
Insured-Transportation -- 1.7%
------------------------------------------------------------------------
    $ 2,000       New Jersey Turnpike Authority, (MBIA),    $  1,917,920
                  Variable Rate, 1/1/30(3)(5)
      3,750       Niagara, NY, Frontier Airport Authority,     3,572,100
                  (Buffalo Niagara International Airport),
                  (MBIA), (AMT), Variable Rate,
                  4/1/29(2)(3)
------------------------------------------------------------------------
                                                            $  5,490,020
------------------------------------------------------------------------
Miscellaneous -- 3.1%
------------------------------------------------------------------------
    $ 3,755       Atlanta, Downtown Development Authority,  $  3,885,599
                  Childcare Facilities, (Central Atlanta
                  Hospitality Childcare Inc.),
                  8.00%, 1/1/26
      3,000       Colorado River Indian Tribe, AZ,             2,970,330
                  6.25%, 8/1/04
      1,285       Pittsfield Township, MI, (Arbor              1,290,770
                  Hospice), 8.125%, 8/15/17
      1,900       Union, OR, Facility Revenue, (Buffalo        1,851,531
                  Peak Golf Club), 6.75%, 7/1/24
------------------------------------------------------------------------
                                                            $  9,998,230
------------------------------------------------------------------------
Nursing Home -- 8.4%
------------------------------------------------------------------------
    $ 3,335       Clovis, NM, IDR, (Retirement Ranches,     $  3,358,912
                  Inc.), 7.75%, 4/1/19
      3,600       Colorado HFA, (Volunteers of America),       2,921,364
                  5.875%, 7/1/28
      2,300       Colorado HFA, (Volunteers of America),       1,896,235
                  5.75%, 7/1/20
      1,100       Colorado HFA, Residential Care                 904,981
                  Facilities, (Volunteers of America),
                  6.00%, 7/1/29
      2,175       Kansas City, MO, IDA, (Beverly               2,213,519
                  Enterprises, Inc.), 8.00%, 12/1/02
      2,500       Massachusetts IFA, (Age Institute of         2,598,775
                  Massachusetts), 8.05%, 11/1/25
      3,200       Minneapolis, MN, (Walker Methodist           2,673,312
                  Senior Services), 6.00%, 11/15/28
      1,195       Mississippi Business Finance Corp.,          1,196,314
                  (Magnolia Healthcare), 7.99%, 7/1/25
      7,500       Tarrant County, TX, Health Facilities,       2,637,000
                  (3927 Foundation), 10.25%, 9/1/19
      3,370       Westmoreland, PA, (Highland Health           3,582,984
                  Systems, Inc.), 9.25%, 6/1/22
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Nursing Home (continued)
------------------------------------------------------------------------
    $ 3,790       Wisconsin HEFA, (Wisconsin Illinois       $  3,527,277
                  Senior Housing), 7.00%, 8/1/29
------------------------------------------------------------------------
                                                            $ 27,510,673
------------------------------------------------------------------------
Senior Living / Life Care -- 10.0%
------------------------------------------------------------------------
    $ 8,000       Albuquerque, NM, Retirement Facilities,   $  6,904,640
                  (La Vida Liena Retirement Center),
                  6.60%, 12/15/28
      3,500       Delaware County, PA, White Horse             3,502,800
                  Village, 7.30%, 7/1/14
      2,000       Grove City, PA, Area Hospital Authority,     1,773,800
                  (Grove Manor), 6.625%, 8/15/29
      7,500       Kansas City, MO, IDA, (Kingswood United      6,006,525
                  Methodist Manor), 5.875%, 11/15/29
      3,545       Louisiana HFA, (HCC Assisted Living          3,727,851
                  Group 1), (AMT), 9.00%, 3/1/25
      5,355       Massachusetts IFA, (Forge Hill), (AMT),      4,476,673
                  6.75%, 4/1/30
      5,240       North Miami, FL, Health Care Facilities,     4,639,863
                  (Imperial Club), 8.00%, 1/1/33
      2,000       Ohio HFA, Retirement Rental Housing,         1,743,560
                  (Encore Retirement Partners),
                  6.75%, 3/1/19
------------------------------------------------------------------------
                                                            $ 32,775,712
------------------------------------------------------------------------
Solid Waste -- 1.0%
------------------------------------------------------------------------
    $ 3,400       Morgantown, KY, Solid Waste Revenue,      $  3,407,412
                  (IMCO Recycling, Inc.), 7.45%, 5/1/22
------------------------------------------------------------------------
                                                            $  3,407,412
------------------------------------------------------------------------
Special Tax Revenue -- 2.9%
------------------------------------------------------------------------
    $ 3,800       Cottonwood, CO, Water and Sanitation      $  3,909,554
                  District, 7.75%, 12/1/20
      1,500       Dulles, VA, Community Development            1,417,815
                  Authority, (Dulles Town Center),
                  6.25%, 3/1/26
      4,250       Frederick County, MD, Urbana Community       4,084,717
                  Development Authority, 6.625%, 7/1/25
------------------------------------------------------------------------
                                                            $  9,412,086
------------------------------------------------------------------------
Transportation -- 4.2%
------------------------------------------------------------------------
    $   500       Eagle County, CO, (Eagle County Airport   $    506,760
                  Terminal), (AMT), 7.50%, 5/1/21
      2,985       Monroe County, NY, Airport Authority,        3,216,397
                  DRIVERS, (AMT), 8.364%, 1/1/18(2)(3)
      5,000       New Jersey Transportation Authority,         4,544,150
                  Variable Rate, 6/15/17(2)(3)

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Transportation (continued)
------------------------------------------------------------------------
    $ 5,250       Northwest Arkansas Regional Airport       $  5,328,225
                  Authority, (AMT), 7.625%, 2/1/27
------------------------------------------------------------------------
                                                            $ 13,595,532
------------------------------------------------------------------------
Water and Sewer -- 0.7%
------------------------------------------------------------------------
    $ 3,000       Metropolitan Water District, CA,          $  2,306,130
                  (Southern California Waterworks),
                  Variable Rate, 7/1/27(3)(5)
------------------------------------------------------------------------
                                                            $  2,306,130
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.7%
   (identified cost $351,170,365)                           $319,656,378
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                      $  7,423,160
------------------------------------------------------------------------
Net Assets -- 100.0%                                        $327,079,538
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At July 31, 2000, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

Colorado                                                   10.3%
Others, representing less than 10% individually            87.4%

 (1)  Non-income producing security.

 (2)  Security has been issued as an inverse floater bond.

 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (4) Security (or a portion thereof) has been segregated to cover when-issued securities.

 (5)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JULY 31, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $351,170,365)        $319,656,378
Cash                                           313,878
Receivable for when-issued securities        1,293,218
Receivable for investments sold                237,598
Interest receivable                          6,948,831
------------------------------------------------------
TOTAL ASSETS                              $328,449,903
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for when-issued securities        $  1,338,358
Accrued expenses                                32,007
------------------------------------------------------
TOTAL LIABILITIES                         $  1,370,365
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $327,079,538
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $358,593,525
Net unrealized depreciation (computed on
   the basis of identified cost)           (31,513,987)
------------------------------------------------------
TOTAL                                     $327,079,538
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JULY 31, 2000
Investment Income
-----------------------------------------------------
Interest                                  $12,450,795
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $12,450,795
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,005,874
Trustees fees and expenses                     13,955
Custodian fee                                  70,188
Legal and accounting services                  38,957
Miscellaneous                                  48,828
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,177,802
-----------------------------------------------------

NET INVESTMENT INCOME                     $11,272,993
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,995,829)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,995,829)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 3,544,562
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 3,544,562
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   548,733
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $11,821,726
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JULY 31, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       JANUARY 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     11,272,993  $     24,535,713
   Net realized loss                            (2,995,829)       (2,694,168)
   Net change in unrealized
      appreciation (depreciation)                3,544,562       (54,986,374)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     11,821,726  $    (33,144,829)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     24,100,508  $    114,068,297
   Withdrawals                                 (47,767,592)     (132,907,536)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (23,667,084) $    (18,839,239)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (11,845,358) $    (51,984,068)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    338,924,896  $    390,908,964
----------------------------------------------------------------------------
AT END OF PERIOD                          $    327,079,538  $    338,924,896
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2000       --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997      1996(1)
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           0.72%(2)       0.68%       0.67%       0.68%       0.34%       0.06%(2)
   Net expenses after
      custodian fee reduction             0.72%(2)       0.67%       0.66%       0.66%       0.30%       0.06%(2)
   Net investment income                  6.90%          6.25%       5.88%       6.43%       6.96%       6.95%(2)
Portfolio Turnover                           6%            58%         25%          8%         41%         32%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $327,080        $338,925    $390,909    $303,209    $180,700    $72,077
--------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                  0.71%       0.71%(2)
   Expenses after custodian
      fee reduction                                                                          0.67%       0.71%(2)
   Net investment income                                                                     6.59%       6.30%(2)
--------------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, August 7, 1995, to January 31, 1996.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a diversified open-end management investment company, which was organized as a trust under the laws of the State of New York on May 1, 1995. The Portfolio seeks to achieve high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated futures changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.

 J Interim Financial Statements -- The interim financial statements relating to
   July 31, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the six months ended July 31, 2000, the fee was equivalent to 0.62% (annualized) of the Portfolio's average net assets for such period and amounted to $1,005,874. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2000, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $20,225,381 and $38,048,305, respectively, for the six months ended July 31, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2000 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $351,170,365
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,788,184
    Gross unrealized depreciation              (37,302,171)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(31,513,987)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 2000, there were no obligations under these financial instruments outstanding.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE HIGH YIELD MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

HIGH YIELD MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Thomas Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Adminstration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER OF HIGH YIELD MUNICIPALS PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE HIGH YIELD MUNICIPALS FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122






EATON VANCE HIGH YIELD MUNICIPALS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

416-9/00                                                                   HYSRC